Pension And Other Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Pension And Other Employee Benefit Plans [Line Items]
Employees pension salary fraction per year service	1/60th
Executives pension salary fraction per year service	1/52nd
Curtailment gain of unamortized net actuarial loss in OCI	$ 8.8
Discount rate	4.30%	4.70%
Average duration of defined benefit plan, years	20
Allowance for expected future increases in average life expectancy, plan benefit obligations	0.39%
Expected return on property allowing for risk premium	2.50%	2.50%
Assumed equity risk premium	3.50%	3.50%
Total accumulated benefit obligation for the defined benefit pension plans	95.0	82.2
Recognized unamortized net actuarial loss	1.6
Benefit plans contribution	3.6	4.5	5.0
Expected long-term rate of return on assets	5.50%	6.20%
Females [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of post-retirement mortality rates	70.00%
Males [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of post-retirement mortality rates	62.00%
2012-2016 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Expected future benefit payments	1.6
2017-2021 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Expected future benefit payments	4.1
2012 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Benefit plans contribution	2.7
Employee Savings And Retirement Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Benefit plans contribution	3.2	4.0	4.7
Percentage of participating employee's annual compensation on a quarterly basis	3.00%
Percentage of employee's annual qualified compensation	3.00%
Irish Defined Contribution Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Benefit plans contribution	$ 0.4	$ 0.5	$ 0.1
Percentage of participating employee's annual eligible income on a monthly basis	15.00%
Maximum [Member]
Pension And Other Employee Benefit Plans [Line Items]
Number of years eligible to receive pension	40
Maximum [Member] | Employee Savings And Retirement Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of participants' contributions	100.00%
Minimum [Member] | Employee Savings And Retirement Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of participants' contributions	80.00%